LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of leases

($ thousands)	December 31, 2020	December 31, 2019
Assets
Operating right-of-use assets	$32,853	$48,729
Liabilities
Current operating lease liabilities	$13,391	$17,541
Non-current operating lease liabilities	23,446	35,530
Total lease liabilities	$36,837	$53,071

Weighted average remaining lease term (years)
Operating leases	3.9	4.3

Weighted average discount rate
Operating leases	4.2%	4.1%

($ thousands)	2020	2019
Operating lease cost	$16,585	$19,546
Variable lease cost	1,753	(63)
Short-term lease cost	9,512	15,332
Sublease income	(1,476)	(1,072)
Total	$26,374	$33,743

($ thousands)	2020	2019
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$16,142	$18,637
Right-of-use assets obtained/(terminated) in exchange for lease obligations:
Operating leases	$(1,752)	$20,818

Summary of maturity of leases

Maturity of Lease Liabilities
($ thousands)	Operating Leases
2021	$14,643
2022	8,285
2023	6,963
2024	6,202
2025	1,202
After 2025	2,696
Total lease payments	$39,991
Less imputed interest	(3,154)
Total discounted lease payments	$36,837
Current portion of lease liabilities	$13,391
Non-current portion of lease liabilities	$23,446